Restatement - Consolidated Statement of Net Loss and Comprehensive Loss (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign exchange gain (loss)	$ 6,879	$ (1,646)
Net loss for the period	(127,210)	(34,075)
Cumulative translation adjustment	468	(640)
Net loss and comprehensive loss for the period	$ (126,742)	$ (34,715)
Net loss per common share
Basic net loss per common share	$ (1.26)	$ (0.39)
Diluted net loss per common share	$ (1.26)	$ (0.39)
As previously reported
Financial income (expenses)		$ (1,871)
Net loss for the period		(33,893)
Cumulative translation adjustment		(661)
Net loss and comprehensive loss for the period		$ (34,554)
Net loss per common share
Basic net loss per common share		$ (0.39)
Diluted net loss per common share		$ (0.39)
Adjustments
Financial income (expenses)		$ (182)
Net loss for the period		(182)
Cumulative translation adjustment		21
Net loss and comprehensive loss for the period		(161)
As Restated
Financial income (expenses)		(2,053)
Net loss for the period		(34,075)
Cumulative translation adjustment		(640)
Net loss and comprehensive loss for the period		$ (34,715)
Net loss per common share
Basic net loss per common share		$ (0.39)
Diluted net loss per common share		$ (0.39)